Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchased power	$ 3,579	$ 3,854
Revenues for transmission services	7,185	7,250
Capital contribution received from OPG	14	0
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,238	2,506
Funding received related to CDM programs	1	26
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	13	6
Capital contribution received from OPG	3	3
Costs related to the purchase of services	2	3
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	7	7
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	1	1
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	8	9
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Return of stated capital	0	607
Dividends paid	620	1
Stock-based compensation costs	6	10
Hydro One Broadband Solutions Inc. [Member]
Related Party Transaction [Line Items]
Capital contribution accrued from HOBSI	3	0
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	1,065	1,588
Cost Recovery For Services Provided [Member] | Hydro One Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amount	7	9
Transmission [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,826	1,743
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,832	1,717
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	245	242
Distribution [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	5,359	5,507
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	35	35
Energy Service [Member] | Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	2	3
Energy Service [Member] | Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Purchased power	$ 24	$ 21
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.20%